Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000158832
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class A
Trading Symbol	LAWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 65,599,652
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,805
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158833
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class C
Trading Symbol	LAWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 65,599,652
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,805
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158834
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class I
Trading Symbol	LAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 65,599,652
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,805
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158826
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class A
Trading Symbol	LOWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[4]
AssetsNet	$ 179,083,236
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 443,684
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158827
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class C
Trading Symbol	LOWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.70%	[5]
AssetsNet	$ 179,083,236
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 443,684
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158828
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class I
Trading Symbol	LOWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[6]
AssetsNet	$ 179,083,236
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 443,684
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158829
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class A
Trading Symbol	LGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[7]
AssetsNet	$ 132,949,208
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 323,702
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158830
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class C
Trading Symbol	LGWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[8]
AssetsNet	$ 132,949,208
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 323,702
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158831
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class I
Trading Symbol	LGWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[9]
AssetsNet	$ 132,949,208
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 323,702
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158823
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class A
Trading Symbol	LNOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[10]
AssetsNet	$ 61,826,909
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 153,403
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158824
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class C
Trading Symbol	LNOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[11]
AssetsNet	$ 61,826,909
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 153,403
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158825
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class I
Trading Symbol	LNOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[12]
AssetsNet	$ 61,826,909
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 153,403
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158820
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class A
Trading Symbol	LNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[13]
AssetsNet	$ 10,009,340
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158821
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class C
Trading Symbol	LNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[14]
AssetsNet	$ 10,009,340
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158822
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class I
Trading Symbol	LNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[15]
AssetsNet	$ 10,009,340
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx

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